Severance Costs (Tables)	6 Months Ended
Jun. 30, 2021
Severance Costs
Restructuring and Related Costs

	Three Months Ended June 30, 2020			Six Months Ended June 30, 2020
	Corporate	Other	Total	Corporate	Other	Total
Cost of sales	$—	$640	$640	$—	$648	$648
Selling and administrative expenses	451	79	530	621	79	700
Total severance costs	$451	$719	$1,170	$621	$727	$1,348